Goodwill	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023
Goodwill [Abstract]
Goodwill

Note 9 — Goodwill

The following table summarizes changes in the carrying amount of goodwill during the three months ended December 31, 2023. There were no changes in the carrying amount of goodwill during the three months ended December 31, 2022.

Balance at September 30, 2023	$5,217
Acquisition of EMI	5,542
Balance at December 31, 2023	$10,759

Note 6 — Goodwill

As of September 30, 2023 and 2022, the total carrying amount of goodwill was $5,217. The Company performed its annual goodwill assessment as of July 31, 2023 and 2022. The Company assessed all relevant qualitative factors to determine whether it was more likely than not that the fair value of the reporting unit was less than its carrying amount. Based on this assessment, the Company concluded that it was more likely than not that the fair value of the reporting unit was greater than its carrying amount, and that a quantitative goodwill impairment test was not necessary. The Company recorded no impairment charges on goodwill for the years ended September 30, 2023 and 2022.

There were no changes in the carrying amount of goodwill during the years ended September 30, 2023 and 2022.